Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Other Current Liabilities

Note 7 - Other Current Liabilities

	December 31,
	2024	2023
	U.S. dollars in thousands
Employees and payroll accruals (*)	$498	$1,481
Short term lease liability	73	69
Accrued expenses	261	450
	$832	$2,000

(*)	see Note 14 regarding waiver signed of bonus accrual.